Intangible Assets - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Intangible Assets [Line Items]
Growth rate	1.00%
Non-current assets	€ 651,724	€ 237,496
Subsidiaries | United States
Disclosure Of Intangible Assets [Line Items]
Non-current assets	€ 89,200	€ 3,800
CGU Immunotherapies
Disclosure Of Intangible Assets [Line Items]
Recoverable amount period	fifteen-year
Discount rate cash flow projection	8.90%
Growth rate extrapolated	1.00%
External Product Sales of JPT
Disclosure Of Intangible Assets [Line Items]
Recoverable amount period	ten-year
Discount rate cash flow projection	7.90%
Growth rate extrapolated	1.00%
Increase in discount rate	9.40%